LONG-TERM BANK LOANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long term bank loans
	As of
	June 30, 2015	December 31, 2014
Bank loans from financial institutions in Malaysia		(Audited)
Standard Chartered Saadiq Berhad	$415,690	$453,556
United Overseas Bank (Malaysia) Berhad	279,998	304,283
	695,688	757,839
Less: current portion	(14,491)	(15,067)

Bank loan, net of current portion	$681,197	$742,772

	As of December 31,
	2014	2013
Bank loans from financial institutions in Malaysia
Standard Chartered Saadiq Berhad	$453,556	$491,519
United Overseas Bank (Malaysia) Berhad	304,283	296,341
	757,839	787,860
Less: current portion	(15,067)	(15,160)

Bank loan, net of current portion	$742,772	$772,700

Maturities of the long-term bank loans

Maturities of the long-term bank loans for each of the five years and thereafter following June 30, 2015 are as follows:

Period ending June 30:
2016	$14,491
2017	15,271
2018	16,000
2019	16,764
2020	17,483
Thereafter	615,679

Total	$695,688

Maturities of the long-term bank loans for each of the five years and thereafter following December 31, 2014 are as follows:

Years ending December 31:
2015	$15,067
2016	16,002
2017	16,864
2018	17,669
2019	18,512
Thereafter	673,725

Total	$757,839